PIMCO Variable Insurance Trust

Supplement Dated July 26, 2019 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus (the “Prospectuses”), each dated April 30, 2019, each as supplemented from time to time

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Ms. Pier is an Executive Vice President of PIMCO and has managed the Portfolio since July 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

PIMCO High Yield	Sonali Pier	7/19

Executive Vice President, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_072619

PIMCO Variable Insurance Trust

Supplement Dated July 26, 2019 to the

PIMCO High Yield Portfolio Administrative Class Prospectus, PIMCO High Yield Portfolio Institutional

Class Prospectus, and PIMCO High Yield Portfolio Advisor Class Prospectus (the “Prospectuses”), each dated April 30, 2019, each as supplemented from time to time

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier. Mr. Jessop is a Managing Director of PIMCO and has managed the Portfolio since January 2010. Ms. Pier is an Executive Vice President of PIMCO and has managed the Portfolio since July 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO High Yield	Andrew Jessop	1/10

Managing Director, PIMCO. Mr. Jessop joined PIMCO in 2009, as a senior portfolio manager and head of the high yield team. Prior to joining PIMCO, he was a managing director, portfolio manager and co-head of the high yield group at Goldman Sachs Asset Management, where he spent twelve years.

PIMCO High Yield	Sonali Pier	7/19

Executive Vice President, PIMCO. Ms. Pier is a portfolio manager focusing on multisector credit opportunities. Prior to joining PIMCO in 2013, she was a senior credit trader at J.P. Morgan, trading cash, recovery and credit default swaps across various sectors. She has investment experience since 2003 and holds an undergraduate degree in economics from Princeton University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_072619

PIMCO Variable Insurance Trust

Supplement Dated July 26, 2019 to the

Statement of Additional Information dated April 30, 2019, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO High Yield Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective July 26, 2019, the PIMCO High Yield Portfolio is jointly and primarily managed by Andrew Jessop and Sonali Pier.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_072619